SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Accounts receivable, net of allowance for credit losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue recognition
Accrued sales return	$ 680	$ 586	$ 381
Product sales	446,103	398,151	243,626
Cost of goods sold	239,393	221,997	146,029
Allowance of credit losses	$ 1,852	885	1,418
Return period, subsequent to the receipt of shipment with quality-related issues	12 months
Movements in the allowance for credit losses
Balance at beginning of the year	$ 885	1,418	533
Additions			1,251
Reversals		(26)
Write-offs	(1)	(508)	(366)
Balance at end of the year	1,852	885	1,418
Revenue included in advance from customers
Contract liabilities as of January 1	25,814	14,330
Cash received in advance, net of VAT	457,749	418,006
Revenue recognized from opening balance of contract liabilities	(25,814)	(14,330)
Revenue recognized from contract liability arising during current year	(439,510)	(392,192)
Contract liabilities as of December 31	$ 18,239	25,814	14,330
Revenue, Remaining Performance Obligation, Optional Exemption, Performance Obligation [true false]	true
Selling and marketing
Advertising expense	$ 142,397	103,618	41,975
General and administrative
Research and development expense	20,338	15,156	17,871
Chargeback incurred	$ 1,352	2,225	1,836
Income taxes
Threshold Percentage For Not Recognizing Income Tax	50.00%
Adoption of ASU 2016-13
Movements in the allowance for credit losses
Additions	$ 968	1
Accrued expenses and other current liabilities
Revenue recognition
Accrued sales return	680	586
Shipping and handling
Revenue recognition
Cost of goods sold	90,576	74,896	36,691
Revenues from provision of systems and technical services
Revenue recognition
Product sales			1,198
Membership revenues
Revenue recognition
Product sales	810	1,166	$ 1,394
Foreign currency risk | Denominated in RMB
Foreign currency risk
Cash and cash equivalents, term deposit and restricted cash	$ 8,105	$ 5,032
Minimum
LONG-TERM INVESTMENTS.
Percentage of equity interest	20.00%
Maximum
Revenue recognition
Return period, subsequent to the receipt of shipment with no quality-related issues		7 days
Return period, subsequent to the receipt of shipment with quality-related issues	30 days
LONG-TERM INVESTMENTS.
Percentage of equity interest	50.00%